INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 11,993	$ 6,086
Work in progress and assembled raw materials	9,392	10,294
Finished products	17,140	16,644
Inventory, Net	$ 38,525	$ 33,024